Cash and restricted cash consisted of the following: - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash	$ 4,351,634	$ 8,440,573	$ 5,705,064	$ 10,471,296
Restricted cash	5,000,000	3,650,000
Total cash and restricted cash	$ 9,351,634	$ 12,090,573	$ 5,705,064	$ 10,471,296	$ 13,610,138